(Columbia Dividend Income Fund - ABCIRTW) | (Columbia Dividend Income Fund)
Investment Objective
The Fund seeks total return, consisting of current income and capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain classes of shares of eligible Columbia Funds. More information about these and other discounts is available from your financial advisor, in the Choosing a Share Class section beginning on page 19 of this prospectus and in Appendix C to the Statement of Additional Information under Sales Charge Waivers beginning on page C-1.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia Dividend Income Fund - ABCIRTW) (Columbia Dividend Income Fund)	Class A Shares		Class B Shares		Class C Shares		Class I Shares	Class R Shares	Class T Shares		Class W Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%								5.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[1]	5.00%	[2]	1.00%	[3]			1.00%	[1]
[1]	Contingent deferred sales charges (CDSC) on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase, with certain limited exceptions.
[2]	This charge decreases over time.
[3]	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Dividend Income Fund - ABCIRTW) (Columbia Dividend Income Fund)		Class A Shares	Class B Shares	Class C Shares	Class I Shares	Class R Shares	Class T Shares	Class W Shares
Management fees	[1]	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%
Distribution and/or service (Rule 12b-1) fees		0.25%	1.00%	1.00%	none	0.50%	none	0.25%
Other expenses	[2]	0.24%	0.24%	0.24%	0.04%	0.24%	0.54%	0.24%
Total annual Fund operating expenses		1.08%	1.83%	1.83%	0.63%	1.33%	1.13%	1.08%
[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class A, Class B, Class C, Class I, Class R, Class T or Class W shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

Expense Example (Columbia Dividend Income Fund) (Columbia Dividend Income Fund - ABCIRTW) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	679	899	1,136	1,816
Class B Shares	686	876	1,190	1,951
Class C Shares	286	576	990	2,148
Class I Shares	64	200	349	781
Class R Shares	135	421	729	1,601
Class T Shares	684	913	1,161	1,871
Class W Shares	110	343	595	1,317

Expense Example, No Redemption (Columbia Dividend Income Fund) (Columbia Dividend Income Fund - ABCIRTW) (USD $)	1 Year	3 Years	5 Years	10 Years
Class B Shares	186	576	990	1,951
Class C Shares	186	576	990	2,148

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal period, the Fund's fiscal year end changed from September 30 to May 31. For the fiscal period from October 1, 2011 to May 31, 2012, the Fund's portfolio turnover rate was 23% of the average value of its portfolio and for the prior fiscal year ended September 30, 2011, the Fund's portfolio turnover rate was 20% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in a diversified portfolio of income-producing (dividend-paying) equity securities, which will consist primarily of common stocks but also may include preferred stocks and convertible securities. The Fund invests principally in securities of companies that Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Investment Manager), believes are undervalued but also may invest in securities of companies that the Investment Manager believes have the potential for long-term growth. The Fund may invest in companies that have market capitalizations of any size.

The Fund may invest up to 20% of its net assets in debt securities, including securities that, at the time of purchase, are rated low and below investment grade or are unrated but determined by the Investment Manager to be of comparable quality, which are commonly referred to as "junk bonds."

The Fund may also invest up to 20% of its net assets in foreign securities. The Fund may invest directly in foreign securities or indirectly through depositary receipts. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies.

The Investment Manager combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing the Fund's portfolio. The Investment Manager considers, among other factors:

  various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, and price-to-book value. The Investment Manager believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation.

  potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities, or anticipated improvements in macroeconomic factors.

  the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation.

  overall economic and market conditions.

The Investment Manager may sell a security when the security's price reaches a target set by the Investment Manager; if the Investment Manager believes that there is deterioration in the issuer's financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

Principal Risks

  Investment Strategy Risk – The Fund's manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions may not produce the expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods, or fail to increase in value. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Value Securities Risk – Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Investment Manager's future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Growth Securities Risk – Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Low and Below Investment Grade Securities Risk – Debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. (S&P), or Fitch, Inc. (Fitch) or Baa by Moody's Investors Service, Inc. (Moody's)), or that are below investment grade (which are commonly referred to as "junk bonds") (e.g., BB or below by S&P or Fitch or Ba by Moody's) and unrated securities of comparable quality are more speculative than securities with higher ratings and may experience greater price fluctuations. These securities tend to be more sensitive to credit risk than higher-rated securities, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities. These securities typically pay a premium – a higher interest rate or yield – because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody's, S&P and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

  Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of interest and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the Fund receives from its investments decline.

  Credit Risk – Credit risk applies to most debt securities, but is generally less of a factor for obligations backed by the "full faith and credit" of the U.S. Government. The Fund could lose money if the issuer of a debt security owned by the Fund is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

  Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund's shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

  Convertible Securities Risk – Convertible securities are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert. Because the value of a convertible security can be influenced by both interest rates and the common stock's market movements, a convertible security generally is not as sensitive to interest rates as a similar debt security, and generally will not vary in value in response to other factors to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company's common stockholders but after holders of any senior debt obligations of the company. The Fund may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Fund's return.

  Currency Risk – Securities denominated in non-U.S. dollar currencies are subject to the risk that, for example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the U.S. dollar value of any securities held by the Fund denominated in that currency.

  Reinvestment Risk – Income from the Fund's debt securities portfolio will decline if and when the Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Fund's portfolio.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The inception date for the Fund's Class A, Class B and Class C shares is November 25, 2002; the inception date for the Fund's Class I and W shares is September 27, 2010; and the inception date for the Fund's Class R shares is March 28, 2008. The returns shown for each of these classes of shares include the returns of the Fund's Class Z shares (adjusted to reflect the higher class-related operating expenses of such classes, where applicable) for periods prior to its inception date. Except for differences in expenses and sales charges (where applicable), these classes of shares have annual returns substantially similar to those of Class Z shares, which are not offered in this prospectus, because all classes of the Fund's shares invest in the same portfolio of securities. The performance shown for the Fund includes the performance of the Galaxy Strategic Equity Fund, the predecessor to the Fund, for periods prior to November 25, 2002.

The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting www.columbiamanagement.com.

The bar chart shows how the Fund's Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower.
Year by Year Total Return (%) as of December 31 Each Year	[1]

Best and Worst Quarterly Returns During this Period

Best:    2nd quarter 2003:    18.41%

Worst:   3rd quarter 2002:   -19.82%

Average Annual Total Return as of December 31, 2011
The table compares the Fund's returns for each period with those of the Russell 1000 Index, which tracks the performance of 1,000 of the largest U.S. companies, based on market capitalization.
Average Annual Total Returns (Columbia Dividend Income Fund) (Columbia Dividend Income Fund - ABCIRTW)	1 Year	5 Years	10 Years
Class A Shares	0.60%	0.61%	3.77%
Class A Shares returns after taxes on distributions	0.26%	0.23%	3.41%
Class A Shares returns after taxes on distributions and sale of Fund shares	0.81%	0.47%	3.20%
Class B Shares	0.94%	0.66%	3.61%
Class C Shares	4.95%	1.04%	3.61%
Class I Shares	7.08%	2.10%	4.69%
Class R Shares	6.42%	1.56%	4.15%
Class T Shares	0.55%	0.56%	3.70%
Class W Shares	6.78%	1.85%	4.45%
Russell 1000 Index (reflects no deductions for fees, expenses or taxes)	1.50%	(0.02%)	3.34%

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown only for Class A shares and will vary for other share classes.

Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.

[1]	Year-to-date return as of June 30, 2012: 7.53%